Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions		Total	Ordinary Shares	Additional Paid- in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balances, beginning of period (in shares) at Mar. 31, 2022			1,025,234,000
Balance, beginning of period at Mar. 31, 2022		$ 3,548	$ 2	$ 1,214	$ 399	$ 1,933
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		339				339
Net change of the effective portion of designated cash flow hedges		(21)			(21)
Foreign currency translation adjustments, net of tax		(71)			(71)
Share-based compensation cost		57		57
Balances, ending of period (in shares) at Sep. 30, 2022			1,025,234,000
Balance, ending of period at Sep. 30, 2022		3,852	$ 2	1,271	307	2,272
Balances, beginning of period (in shares) at Jun. 30, 2022			1,025,234,000
Balance, beginning of period at Jun. 30, 2022		3,748	$ 2	1,224	364	2,158
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		114				114
Net change of the effective portion of designated cash flow hedges		(21)			(21)
Foreign currency translation adjustments, net of tax		(36)			(36)
Share-based compensation cost		47		47
Balances, ending of period (in shares) at Sep. 30, 2022			1,025,234,000
Balance, ending of period at Sep. 30, 2022		$ 3,852	$ 2	1,271	307	2,272
Balances, beginning of period (in shares) at Mar. 31, 2023		1,025,234,000	1,025,234,000
Balance, beginning of period at Mar. 31, 2023		$ 4,051	$ 2	1,216	376	2,457
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(5)				(5)
Net change of the effective portion of designated cash flow hedges		(14)			(14)
Foreign currency translation adjustments, net of tax		(10)			(10)
Share-based compensation cost		443		443
Tax withholding on vested shares		(23)		(23)
Reclassification of RSU awards previously liability-classified	[1]	343		343
Distribution to majority ordinary shareholder related to Pelion IOT Limited		$ (12)				(12)
Balances, ending of period (in shares) at Sep. 30, 2023		1,025,234,000	1,025,234,000
Balance, ending of period at Sep. 30, 2023		$ 4,773	$ 2	1,979	352	2,440
Balances, beginning of period (in shares) at Jun. 30, 2023			1,025,234,000
Balance, beginning of period at Jun. 30, 2023		4,221	$ 2	1,275	382	2,562
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(110)				(110)
Net change of the effective portion of designated cash flow hedges		(14)			(14)
Foreign currency translation adjustments, net of tax		(16)			(16)
Share-based compensation cost		384		384
Tax withholding on vested shares		(23)		(23)
Reclassification of RSU awards previously liability-classified	[2]	343		343
Distribution to majority ordinary shareholder related to Pelion IOT Limited		$ (12)				(12)
Balances, ending of period (in shares) at Sep. 30, 2023		1,025,234,000	1,025,234,000
Balance, ending of period at Sep. 30, 2023		$ 4,773	$ 2	$ 1,979	$ 352	$ 2,440

[1]	Includes approximately $212 million of share-based compensation cost recognized in the six-months ended September 30, 2023 for RSU awards previously liability-classified.
[2]	Includes approximately $129 million of share-based compensation cost recognized in the three-months ended September 30, 2023 for RSU awards previously liability-classified.